DEI	6 Months Ended
Jun. 30, 2020
Document Information [Abstract]
Document Type	6-K/A
Document Fiscal Year Focus	2020
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Verona Pharma plc
Entity Central Index Key	0001657312
Current Fiscal Year End Date	--12-31